Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other paid-in equity	Translation adjustment	Pension measurement adjustment	Cash flow hedge	Retained losses	Non-controlling interests
Balance at Dec. 31, 2023	$ (5,269,483)	$ 2,253	$ (44,565)		$ 178,492	$ 4,203	$ (83)	$ 9,315	$ (5,422,822)	$ 3,724
Net income	48,802								48,651	151
Other comprehensive income	3,785					(585)		4,369		1
Total comprehensive income	52,587					(585)		4,369	48,651	152
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses	243,927	110	243,817
Conversion of Series C Preference Shares to ordinary shares	4,402,933	1,843	4,401,090
Issuance of ordinary shares for vesting of restricted share units		163			(163)
Ordinary shares withheld related to restricted share units	(124,109)			$ (124,109)
Dividend distribution	(18,229)								(18,229)
Dividend distribution by subsidiary to non-controlling interests	(720)								(113)	(607)
Stock based compensation	10,534				10,534
Income tax impact due to stock based compensation	13,677				13,677
Balance at Sep. 30, 2024	(688,883)	4,369	4,600,342	(124,109)	202,540	3,618	(83)	13,684	(5,392,513)	3,269
Balance at Dec. 31, 2024	(218,977)	4,479	5,008,513	(124,109)	213,329	5,296	(1,607)	(39,797)	(5,288,833)	3,752
Net income	847,794								847,664	130
Other comprehensive income	92,461					1,473		90,982		6
Total comprehensive income	940,255					1,473		90,982	847,664	136
Issuance of ordinary shares upon exercise of stock options	12,293	9	12,284
Dividend distribution by subsidiary to non-controlling interests	(867)								(95)	(772)
Stock based compensation	64,468				64,468
Income tax impact due to stock based compensation	6,364				6,364
Balance at Sep. 30, 2025	$ 803,536	$ 4,488	$ 5,020,797	$ (124,109)	$ 284,161	$ 6,769	$ (1,607)	$ 51,185	$ (4,441,264)	$ 3,116